Loss for the Period - Summary of Detailed Information about Loss After Charging Expenses (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Staff costs:
Salaries and other allowances	$ 5,092	$ 7,088	$ 14,966	$ 18,871	$ 11,185
Retirement benefits scheme contributions	374	434	662	749	536
Share-based payment expenses	5,282	2,064	3,582	8,122	4,510
Total staff costs	10,748	9,586	19,210	27,742	16,231
Depreciation of plant and equipment	49	69	162	133	117
Depreciation of right-of-use assets	297	283	593	528	472
Amortization of intangible assets	11	10	20	20	20
Impairment loss of an intangible asset			0	3,000	1,000
Other expenses	$ 47,457	$ 4,008	$ 6,608	$ 4,522	$ 3,307